Movement in Working Capital and Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Movement in Working Capital and Provisions for Liabilities

	Working Capital
	Inventories $m	Trade and other receivables $m	Trade and other payables $m	Provisions for liabilities $m	Total $m
At 1 January 2020	3,080	4,587	(5,461)	(1,302)	904
Translation adjustment	71	107	(150)	(43)	(15)
Arising on acquisition (note 32)	23	47	(21)	-	49
Disposals	(14)	(37)	17	5	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(7)	-	(7)
- paid during year	-	-	54	-	54
Deferred divestment consideration:
- arising on disposals during year	-	14	-	-	14
- received during year	-	(123)	-	-	(123)
Interest accruals and discount unwinding	-	4	(24)	(21)	(41)
Reclassification	20	(11)	(22)	-	(13)
Additions to leased mineral reserves	-	-	(14)	-	(14)
(Decrease)/increase in working capital and provisions for liabilities	(63)	(177)	125	(81)	(196)
At 31 December 2020	3,117	4,411	(5,503)	(1,442)	583

The equivalent disclosure for the prior years is as follows:

At 1 January 2019	3,505	4,872	(5,817)	(1,244)	1,316
Effect of adopting IFRS 16	-	3	13	1	17
Translation adjustment	2	9	(8)	4	7
Arising on acquisition (note 32)	65	73	(82)	(7)	49
Disposals	(581)	(747)	570	-	(758)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(20)	-	(20)
- paid during year	-	-	54	-	54
Deferred proceeds arising on disposals during year	-	302	-	-	302
Interest accruals and discount unwinding	-	(12)	(1)	(25)	(38)
Additions to leased mineral reserves	-	-	(96)	-	(96)
Increase/(decrease) in working capital and provisions for liabilities	89	87	(74)	(31)	71
At 31 December 2019	3,080	4,587	(5,461)	(1,302)	904

At 1 January 2018	3,257	4,541	(5,709)	(1,276)	813
Reclassified from held for sale	319	401	(367)	-	353
Translation adjustment	(95)	(151)	192	44	(10)
Arising on acquisition (note 32)	297	373	(265)	(96)	309
Disposals	(482)	(467)	350	4	(595)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(127)	-	(127)
- paid during year	-	-	64	-	64
Deferred proceeds arising on disposals during year	-	12	-	-	12
Interest accruals and discount unwinding	-	(1)	(25)	(24)	(50)
Increase in working capital and provisions for liabilities	209	164	70	104	547
At 31 December 2018	3,505	4,872	(5,817)	(1,244)	1,316